Subsequent Events - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Feb. 11, 2020	Jan. 31, 2020	Jan. 16, 2020	Sep. 18, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Preferred share dividends					$ 18	$ 18
Common share dividends					$ 570	$ 542
Dividends per common share declared (in dollars per share)					$ 0.96	$ 0.91
Number of shares exercised (in shares)					302,520.00000
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred share dividends	$ 5
Common share dividends	$ 144
Dividends per common share declared (in dollars per share)	$ 0.2415
Number of shares exercised (in shares)			117,980
Proceeds from stock options exercised			$ 2
Niagara Reinforcement Limited Partnership [Member]
Subsequent Event [Line Items]
Business combination assets transferred				$ 119
Mississaugas Of The Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Subsequent Event [Line Items]
Percentage of common shares acquired				0.10%
Mississaugas Of The Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of common shares acquired		19.90%
Business combination assets transferred		$ 9
Six Nations Of The Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Subsequent Event [Line Items]
Percentage of common shares acquired				25.00%
Niagara Reinforcement Limited Partnership [Member]
Subsequent Event [Line Items]
Interest in equity portion					75.00%
Niagara Reinforcement Limited Partnership [Member] | Mississaugas Of The Credit First Nation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership percentage		20.00%
Niagara Reinforcement Limited Partnership [Member] | Hydro One Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest in equity portion		55.00%
Niagara Reinforcement Limited Partnership [Member] | Six Nations Of The Grand River Development Corporation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership percentage		25.00%